Victory Tax Exempt Short-Term Fund Average Annual Total Returns	12 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%		0.99%	2.25%
Bloomberg Municipal Short (1-5 Years) Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.07%		1.10%	1.38%
Lipper Short Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.08%		1.33%	1.25%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.15%		1.37%	1.33%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.15%		1.37%	1.33%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.07%		1.52%	1.44%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.20%	1.47%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.67%		0.71%	0.88%

[1]	Inception date of Institutional Shares is June 29, 2020.